CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 225	$ 215
Trade receivables (net of allowance for doubtful accounts of $ 1,726 and $ 134 as of December 31, 2012 and 2011, respectively)	1,598	1,542
Deferred tax short term	516
Other accounts receivable and prepaid expenses (Note 3)	311	105
Inventories, net (Note 4)	280	269
Total current assets	2,930	2,131
Severance pay fund	203	228
Deferred tax long term	517
Property and equipment, net (Note 6)	93	96
Total assets	3,743	2,455
CURRENT LIABILITIES:
Short-term bank credit	101	112
Trade payables	1,780	2,439
Employees and payroll accruals	138	139
Accrued expenses and other liabilities (Note 8)	777	2,164
Convertible bonds (Note 11)		2,519
Short-term loan and others		456
Total current liabilities	2,796	7,829
LONG-TERM LIABILITIES:
Accrued severance pay	236	227
Total long-term liabilities	236	227
SHAREHOLDERS':
Share capital: Ordinary shares of NIS 0.0588235 par value - Authorized 52,000,000 shares as of December 31, 2012; Issued and outstanding: 36,769,757 and 12,035,272 shares as of December 31, 2012 and 2011, respectively	574	192
Additional paid-in capital	43,518	41,713
Amount of liability extinguished on account of shares	127	819
Accumulated deficit	(43,508)	(48,325)
Total shareholders' equity (deficiency)	711	(5,601)
Total liabilities and shareholders'	$ 3,743	$ 2,455